Litigation, investigations and reviews (Details) € in Millions, £ in Millions, SFr in Millions, $ in Millions, $ in Millions, $ in Millions				1 Months Ended								2 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended
	May 27, 2019 AUD ($)	Aug. 31, 2018 USD ($)	Jan. 05, 2017 USD ($)	Jun. 30, 2019 USD ($)	Oct. 31, 2017 item	Feb. 28, 2017 CHF (SFr)	Dec. 31, 2016 SGD ($) action	Dec. 31, 2016 GBP (£) action	Dec. 31, 2015 USD ($)	Oct. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jun. 30, 2019 EUR (€) lawsuit	Jun. 30, 2019 GBP (£)	Mar. 31, 2019 GBP (£)	Jun. 30, 2019 USD ($) item action complaint lawsuit	Jun. 30, 2019 EUR (€) item action complaint lawsuit	Jun. 30, 2019 GBP (£) item action complaint lawsuit	Dec. 31, 2015 USD ($) company	Dec. 31, 2015 GBP (£) company	Dec. 31, 2012 GBP (£)	Jun. 30, 2019 GBP (£) lawsuit	Jul. 10, 2017 item
UK 2008 rights issue shareholder litigation
Provisions utilised													£ 313.0	£ 337.0
Payment protection insurance
UK 2008 rights issue shareholder litigation
Total aggregate provisions																					£ 5,300.0
Provisions utilised													£ 116.0	£ 136.0			£ 4,900.0
Investment advice review | Maximum
UK 2008 rights issue shareholder litigation
Total aggregate provisions																					10.0
Packaged accounts
UK 2008 rights issue shareholder litigation
Total aggregate provisions																					444.0
Provisions utilised																	411.0
Treatment of tracker mortgage customers
UK 2008 rights issue shareholder litigation
Total aggregate provisions												€ 312				€ 312					279.0
Provisions utilised																252	226.0
Internal review from treatment of tracker mortgage customers
UK 2008 rights issue shareholder litigation
Total aggregate provisions												167				167					150.0
Provisions utilised																€ 66	£ 59.0
Foreign exchange related investigations
UK 2008 rights issue shareholder litigation
Settlement amount paid | €												€ 275
Residential mortgage-backed securities (RMBS) litigation in the US, issued by Nomura Holding America Inc and subsidiaries
Litigation, investigations and reviews
Final settlement amount | $															$ 1,000.0
UK 2008 rights issue shareholder litigation
Settlement amount paid | $															$ 55.3
London Interbank Offered Rate (LIBOR)
UK 2008 rights issue shareholder litigation
Number of non-class action | action							24	24
Number of non-class actions pending | action							7	7
Number of failed US banks | item																						39
JPY LIBOR and Euroyen TIBOR
UK 2008 rights issue shareholder litigation
Number of class actions | action															2	2	2
Different Reference Rates [Member]
UK 2008 rights issue shareholder litigation
Number of class actions | complaint															4	4	4
FX antitrust litigation
UK 2008 rights issue shareholder litigation
Settlement amount paid | $																		$ 255.0
Maximum Total Transaction Value | $	$ 0.5
Swaps antitrust litigation
UK 2008 rights issue shareholder litigation
Number of swap execution facilities | item															3	3	3
Madoff
UK 2008 rights issue shareholder litigation
Number of class actions | action															2	2	2
Damages claimed | $				$ 276.3						$ 21.8	$ 75.8
Maximum contingent liability | $											$ 162.1
Consumer relief credits | $		$ 74.6
Property Alliance Group claim
UK 2008 rights issue shareholder litigation
Damages claimed								£ 34.8									£ 446.7
SMEs | FCA
UK 2008 rights issue shareholder litigation
Total aggregate provisions																					£ 481.0
Provisions utilised																	£ 328.0
Coutts & Co Ltd
UK 2008 rights issue shareholder litigation
Penalty paid							$ 2.4		$ 78.5
NPA term									4 years
Disgorge Profits | SFr						SFr 6.5
Tax dispute
UK 2008 rights issue shareholder litigation
Damages claimed																			£ 71.4
Value-added-tax																				£ 86.0
Penalty as a percentage of VAT																				100.00%
Number of claimants | company																		10	10
NatWest
UK 2008 rights issue shareholder litigation
Number of terrorist attacks claims dismissed | item					2
Number of terrorist attacks claimed | item					18
NatWest | DoJ
UK 2008 rights issue shareholder litigation
Penalty paid | $			$ 395.0
Number of years probation			3 years
NatWest | France local authorities
UK 2008 rights issue shareholder litigation
Number of complaints filed | lawsuit															5	5	5
Number of claims appealed | lawsuit												2				2					2
Number of claims pending | lawsuit															1	1	1